11. COMMITMENTS AND CONTINGENCIES	9 Months Ended	12 Months Ended
	Dec. 31, 2018	Mar. 31, 2018
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENCIES

Executive Employment Agreements – Bill Williams and Gerald Easterling

On April 1, 2015, the Company entered into employment agreements with each of Bill G. Williams, as the Company’s Chief Executive Officer, and Gerald Easterling as the Company’s President, effective as of April 1, 2015 (the “Employment Agreements”).

The Employment Agreements are each terminable at will and each provide for a base annual salary of $96,000. In addition, the Employment Agreements each provide that the employee is entitled, at the sole and absolute discretion of the Company’s Board of Directors, to receive performance bonuses. Mr. Williams and Mr. Easterling each will also be entitled to certain benefits including health insurance and monthly allowances for cell phone and automobile expenses.

Each Employment Agreement provides that in the event employee is terminated without cause or resigns for good reason (each as defined in their Employment Agreements), the employee will receive, as severance the employee’s base salary for a period of 60 months following the date of termination. In the event of a change of control of the Company, the employee may elect to terminate the Employment Agreement within 30 days thereafter and upon such termination would receive a lump sum payment equal to 500% of the employee’s base salary.

Each Employment Agreement contains certain restrictive covenants relating to non-competition, non-solicitation of customers and non-solicitation of employees for a period of one year following termination of the employee’s Employment Agreement.

Executive Employment Agreements – Bill Williams and Gerald Easterling

On April 1, 2015, the Company entered into employment agreements with each of Bill G. Williams, as the Company’s Chief Executive Officer, and Gerald Easterling as the Company’s President, effective as of April 1, 2015 (the “Employment Agreements”).

The Employment Agreements are each terminable at will and each provide for a base annual salary of $96,000. In addition, the Employment Agreements each provide that the employee is entitled, at the sole and absolute discretion of the Company’s Board of Directors, to receive performance bonuses. Each employee will also be entitled to certain benefits including health insurance and monthly allowances for cell phone and automobile expenses.

Each Employment Agreement provides that in the event employee is terminated without cause or resigns for good reason (each as defined in their Employment Agreements), the employee will receive, as severance the employee’s base salary for a period of 60 months following the date of termination. In the event of a change of control of the Company, the employee may elect to terminate the Employment Agreement within 30 days thereafter and upon such termination would receive a lump sum payment equal to 500% of the employee’s base salary.

Each Employment Agreement contains certain restrictive covenants relating to non-competition, non-solicitation of customers and non-solicitation of employees for a period of one year following termination of the employee’s Employment Agreement.